Taxes (Details Textual)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Taxes (Textual)
Statutory income tax rate	14.50%	14.10%
Income tax (''New EIT Law''), description	Effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises ("HNTEs"). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Fujian Happiness, the Company's main operating entity in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% for the years ended December 31, 2016 to December 31, 2018. The HNTE of Fujian Happiness is in the reapplication process. With approval of HNTE, Fujian Happiness is entitled to a reduced income tax rate of 15% for the years ended December 31, 2019 to December 31, 2021, otherwise a uniform income tax rate of 25% will be applied for the years ended December 31, 2019. Shunchang Happiness and Xinxin Agricultural in PRC have applicable EIT rate of 25%. As of March 31, 2019, the tax years ended December 31, 2014 through December 31, 2018 for the Company's entities remain open for statutory examination by PRC tax authorities.
Hong Kong [Member]
Taxes (Textual)
Statutory income tax rate	16.50%